Related Party Transactions (Details) - Schedule of related parties payable - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of related parties payable [Abstract]
Related Parties Payable due to management fee	$ 162	$ 151	$ 126	$ 105